SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares		Value
Common Stocks—95.9%			Oil, Gas & Consumable Fuels (Continued)
Energy—91.5%			Pioneer Natural
Energy Equipment & Services—13.2%			Resources Co.	4,711		$650,306
Baker Hughes a GE			Range Resources
Co. , Cl. A	13,748$	349,062	Corp.	35,745		203,389
Basic Energy			Scorpio Tankers, Inc.	10,165		266,425
Services, Inc.[1]	111,845	199,084	Seven Generations
Cactus, Inc. , Cl. A1	11,371	333,966	Energy Ltd. , Cl. A1	16,850		93,583
CES Energy			Targa Resources
Solutions Corp.	131,519	189,336	Corp.	8,910		346,688
Halliburton Co.	16,605	381,915	Valero Energy Corp.	12,326		1,050,792
Keane Group, Inc.[1]	46,376	291,705	Viper Energy
Schlumberger Ltd.	10,600	423,682	Partners LP2	10,200		329,052
TETRA Technologies,			Williams Cos. , Inc.
Inc.[1]	71,351	111,308	(The)	28,196		694,749
		2,280,058	WPX Energy, Inc.[1]	93,846		979,752
Oil, Gas & Consumable Fuels—78.3%						13,484,755
ARC Resources Ltd.	21,772	111,351	Materials—4.4%
Ardmore Shipping			Chemicals—4.4%
Corp.[1]	42,102	309,029	Dow, Inc.	3,441		166,682
Brigham Minerals,			LyondellBasell
Inc. , Cl. A1	20,200	433,290	Industries NV, Cl. A	1,576		131,896
Calumet Specialty			W. R. Grace & Co.	6,999		474,602
Products Partners						773,180
LP1,2	55,553	258,321	Total Common Stocks
Concho Resources,			(Cost $19,504,996)			16,537,993
Inc.	10,610	1,036,385
ConocoPhillips	16,305	963,299
Continental			Investment Company—2.6%
Resources, Inc.[1]	14,300	531,531	Invesco
Crestwood Equity			Oppenheimer
Partners LP2	9,500	356,155	Institutional
Energy Transfer LP2	42,381	609,439	Government Money
Enterprise Products			Market Fund, Cl.
Partners LP2	31,174	938,649	IN, 2.29%[3] (Cost
EOG Resources, Inc.	5,653	485,310	$440,390)	440,390		440,390
Golar LNG Ltd.	9,776	165,605
Gulfport Energy			Total
Corp.[1]	39,293	148,528	Investments,
Hess Corp.	8,259	535,514	at Value (Cost
Marathon			$19,945,386)	98.5%		16,978,383
Petroleum Corp.	7,313	412,380	Net Other Assets
Oasis Petroleum,			(Liabilities)	1.5		250,571
Inc.[1]	74,923	364,875	Net Assets	100.0	% $	17,228,954
Parsley Energy, Inc. ,
Cl. A1	23,434	388,770
PBF Energy, Inc. ,
Cl. A	24,749	691,240
PDC Energy, Inc.[1]	4,537	130,348

1 INVESCO OPPENHEIMER STEELPATH PANORAMIC FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments
1. Non-income producing security.
2. Security is a Master Limited Partnership.
3. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

2 INVESCO OPPENHEIMER STEELPATH PANORAMIC FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 1 – Additional Valuation Information

As of July 31, 2019, all of the securities in this Fund were valued based on Level 1 inputs
(see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

3 INVESCO OPPENHEIMER STEELPATH PANORAMIC FUND